UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	266,371,485	220,000,000	220,000,000
Common stock, shares outstanding	266,371,485	220,000,000	220,000,000